SCUDDER
                                                                     INVESTMENTS



Scudder Strategic Income Fund

Supplement to the currently effective Institutional Class prospectus

--------------------------------------------------------------------------------


The following information supplements information presented in the Scudder Strategic Income Fund's Institutional Class prospectus:


The Scudder Strategic Income Fund -- Institutional Class is no longer offered through this prospectus.





























               Please Retain This Supplement for Future Reference




May 25, 2005